Employee Savings and Retirement Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer contribution to retirement plans	$ 5.5	$ 4.0	$ 4.2
Employer contribution to deferred compensation plan	0.5	0.4	0.4
Unfunded accrued liability	2.8	2.6
Employer contribution to deferral plan	0.9	0.9	$ 0.7
Accrued liability	7.5	6.7
Life Insurance Product Line
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Cash surrender value	$ 6.2	$ 5.5